Derivative financial instruments, Breakdown of fair value amounts (Details) - Cash Flow Hedge [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 12,960	$ 1,559
Liabilities	223,453	328,184
Interest Rate Derivatives [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	9,550	898
Liabilities	206,763	302,302
Foreign Exchange Derivative Instruments [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	3,410	661
Liabilities	0	0
Notes Conversion Option [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0	0
Liabilities	$ 16,690	$ 25,882